Issuances of Shares (Tables)	12 Months Ended
Dec. 31, 2025
Issuances of Shares [Abstract]
Schedule of Issuances of Shares
	Ordinary Shares
	Ordinary Shares		Class A Ordinary Shares		Class B Ordinary Shares
	Shares	Amount (RM)	Shares	Amount (RM)	Shares	Amount (RM)
Balance as at December 31, 2024	10,800,000	1,145,780	-	-	-	-
Issuance of ordinary shares upon IPO, net	-	-	1,750,000	20,039,124	-	-
Issuance of ordinary shares	-	-	7,100,000	57,294,460	-	-
Re-designation of ordinary shares into Class A and Class B	(10,800,000)	(1,145,780)	8,800,000	933,242	2,000,000	212,538
Balance as at December 31, 2025	-	-	17,650,000	78, 266,826	2,000,000	212,538